FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          August 13, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $ 1,534,564  (thousands)

List of Other Included Managers:          None




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                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 June 30, 2008

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    Column 1                     Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                 Title of    CUSIP      Value      Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                  Class               (x$1000)     Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CRANE CO                            COM      224399105    26,123      678,000  SH        Sole                    678,000
DEL MONTE FOODS CO                  COM      24522P103    77,765   10,952,828  SH        Sole                 10,952,828
DONNELLEY RR & SONS CO              COM      257867101   343,628   11,573,865  SH        Sole                 11,573,865
EATON CORP                          COM      278058102   305,892    3,600,000  SH        Sole                  3,600,000
GENCORP INC                         COM      368682100    20,237    2,826,400  SH        Sole                  2,826,400
GOODRICH CORP                       COM      382388106   294,252    6,200,000  SH        Sole                  6,200,000
HAYNES INTERNATIONAL INC          COM NEW    420877201    18,416      320,000  SH        Sole                    320,000
KENNAMETAL INC                      COM      489170100    16,581      509,400  SH        Sole                    509,400
OSHKOSH CORP                        COM      688239201     8,874      428,900  SH        Sole                    428,900
OWENS ILL INC                     COM NEW    690768403    10,006      240,000  SH        Sole                    240,000
PPG INDS INC                        COM      693506107    10,040      175,000  SH        Sole                    175,000
PRECISION CASTPARTS CORP            COM      740189105   326,544    3,388,436  SH        Sole                  3,388,436
TIDEWATER INC                       COM      886423102    35,767      550,000  SH        Sole                    550,000
TIMKEN CO                           COM      887389104    18,931      574,722  SH        Sole                    574,722
TRINITY INDS INC                    COM      896522109    21,508      620,000  SH        Sole                    620,000
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